Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Default Root [Abstract]
Summary of Expense by Nature

	Year ended December 31,
	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Service costs (note i)	16,540	14,176	11,974
Advertising agency fees	609	790	1,015
Employee benefits expenses (note ii and note iii)	4,224	3,990	3,819
Promotion and advertising expenses	852	603	611

Notes:

(i)
Service costs mainly comprised content costs of royalties, revenue sharing fees paid to content creators and content delivery costs that primarily consisted of server, cloud services and bandwidth costs.
(ii)
During the years ended December 31, 2022, 2023 and 2024, the Group incurred expenses for the purpose of research and development of approximately RMB2,580 million, RMB2,525 million and RMB2,280 million, which comprised employee benefits expenses of RMB2,297 million, RMB2,303 million and RMB2,084 million, respectively. No material development expenses had been capitalized for the years ended December 31, 2022, 2023 and 2024.
(iii)
Employee benefits expenses

	Year ended December 31,
	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Wages, salaries and bonuses	2,688	2,562	2,539
Welfare, medical and other expenses	508	566	491
Share-based compensation expenses	823	670	596
Contribution to pension plans	205	192	193
	4,224	3,990	3,819